Plan Investments (Details) - EBP 075 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Plan investments at fair value	$ 9,650,262	$ 8,370,008
Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total Plan investments at fair value	382	394
Equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Total Plan investments at fair value	4,068,928	3,460,935
Common/Collective funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Plan investments at fair value	5,249,674	4,638,894
Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total Plan investments at fair value	$ 331,278	$ 269,785